Stockholders’ Deficit (Tables)	6 Months Ended
Dec. 31, 2022
Stockholders’ Deficit [Abstract]
Schedule of shares of common stock reserved for future issuance
As of December 31, 2022
Warrants to purchase common stock	18,415,453
Common stock options and RSUs	12,756,522
Equity awards available for future grants	4,617,400
Earnout shares	15,000,000
50,789,375